Provisions (Details) - GBP (£) £ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2018	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, Beginning balance		£ 3,884	£ 3,884
Additions			3,094
Amounts utilised			(3,460)
Unused amounts reversed			(858)
Exchange and other movements			(8)
Provisions, Ending balance			2,652
Onerous contracts [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		225	225
Additions			74
Amounts utilised			(135)
Unused amounts reversed			(26)
Exchange and other movements			1
Provisions, Ending balance			139
Redundancy and restructuring [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		159	159
Additions			170
Amounts utilised			(102)
Unused amounts reversed			(56)
Exchange and other movements			(2)
Provisions, Ending balance			169
Undrawn contractually committed facilities and guarantees [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		79	79
Provisions, Ending balance
Undrawn contractually committed facilities and guarantees [member] | IFRSs 9 [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance	[1]	420	420
Additions	[1]		463
Amounts utilised	[1]		(11)
Unused amounts reversed	[1]		(588)
Exchange and other movements	[1]		(13)
Provisions, Ending balance	[1]		271
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		1,606	1,606
Additions		400	400
Amounts utilised			(1,118)
Unused amounts reversed			0
Exchange and other movements			0
Provisions, Ending balance			888
Other customer redress [Member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		639	639
Additions			182
Amounts utilised			(328)
Unused amounts reversed			(48)
Exchange and other movements			(1)
Provisions, Ending balance			444
Legal, competition and regulatory matters [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		435	435
Additions			1,716
Amounts utilised			(1,680)
Unused amounts reversed			(98)
Exchange and other movements			41
Provisions, Ending balance			414
Sundry provisions [member]
Disclosure of other provisions [line items]
Provisions, Beginning balance		£ 400	400
Additions			89
Amounts utilised			(86)
Unused amounts reversed			(42)
Exchange and other movements			(34)
Provisions, Ending balance			£ 327

[1]	Undrawn contractually co mmitted facilities and guarantees provisions are accounted for under IFRS 9.